Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Disclosure of Shareholder's Equity [Abstract]
Shareholders' Equity
12.	SHAREHOLDERS’ EQUITY

i.	Authorized share capital
Unlimited common shares, without par value.

ii.	Share capital
The number of common shares issued and fully paid as at December 31, 2020 is 210,490,807.
No dividends were declared and paid in the year ended December 31, 2020 and 2019.

iii.	Stock options, RSUs, DSUs and share-based payments reserve
The Company has a long-term equity incentive plan (the “Plan”) which, among other things, allows for the maximum number of shares that may be reserved for issuance under the Plan to be 10% of the Company’s issued and outstanding shares at the time of the grant. The Board of Directors has the authority and discretion to grant stock option, RSU and DSU awards within the limits identified in the Plan, which includes provisions limiting the issuance of options to qualified persons and employees of the Company to maximums identified in the Plan.
As at December 31, 2020, the aggregate maximum number of shares pursuant to options granted under the Plan will not exceed 21,049,081 shares. All stock options are settled by the issuance of common shares.
The following table summarizes information about the stock options outstanding and exercisable:

	Year ended December 31, 2020		Year ended December 31, 2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Balance at beginning of the year	3,518,335	$3.26	3,130,000	$4.17

Granted during the yea r	-	-	1,090,000	1.30

Expired during the year	(980,000)	4.29	(600,000)	4.36
Forfeited during the year	(83,333)	2.17	(101,665)	3.48

Balance at end of the year	2,455,002	$2.89	3,518,335	$3.26

Options exercisable at the end of the year	1,711,669	$3.51	1,972,223	$4.32

The fair value of the stock options granted have been estimated on the date of grant using the Black-Scholes option pricing model. The assumptions are presented below for options granted during the December 31, 2019 period. Expected volatility is calculated by reference to the weekly closing share price for a period that reflects the expected life of the options. The 1,090,000 stock options issued on December 27, 2019 vest 1/3 on December 27, 2020, 1/3 on December 27, 2021 and 1/3 on December 27, 2022.

December 31, 2019
Exercise price	$1.30
Expected volatility	43.33%
Expected option life	5 years
Contractual option life	5 years
Expected forfeiture	none
Expected option cancellation	none
Expected dividend yield	0%

Risk-free interest rate	1.64%

The following tables reflect the number of stock options outstanding, the weighted average of stock options outstanding, and the exercise price of stock options outstanding at December 31, 2020. The Black-Scholes values are measured at the grant date.

At December 31, 2020
Expiry Date	Black-Scholes Value	Number of Options	Number of Exercisable Options	Exercise Price

June 30, 2021	120	100,000	100,000	6.35

November 3, 2021	214	100,000	100,000	6.96

February 5, 2022	171	100,000	100,000	5.86

December 21, 2022	931	875,002	875,002	3.48

June 30, 2023	203	200,000	133,333	3.30

June 30, 2023	41	40,000	40,000	3.30

December 27, 2024	416	1,040,000	363,334	1.30

	$2,096	2,455,002	1,711,669	$2.89
Subsequent to the year ended December 31, 2020, 1,085,000 stock options were granted, with an exercise price of $0.65, and a fair value of $344.
The weighted average remaining contractual life of the options outstanding at December 31, 2020 is 2.72 years (2019 - 2.86 years).
The restricted and deferred share unit plans are full value phantom shares that mirror the value of the Company’s publicly traded common shares. Grants under the RSU and DSU plan are made on a discretionary basis to qualified persons and employees of the Company subject to the Board of Directors’ approval. Under the RSU and DSU plan, RSUs vest according to the terms set out in the award agreement which are determined on the initial grant date on an individual basis at the discretion of the Board of Directors. Vesting under the RSU and DSU plan is subject to special rules for death, disability and change in control. The awards can be settled through issuance of common shares or paid in cash, at the discretion of the Board of Directors. These awards are accounted for as equity settled RSUs.
The fair value of each RSU issued is determined at the closing share price on the grant date.
The following table shows the RSU awards which have been granted and settled during the year:

	December 31, 2020		December 31, 2019
RSU	Number of units	Weighted average value grant date fair value	Number of units	Weighted average value grant date fair value

Balance at beginning of year	1,065,000	$1.31	368,997	$5.01

Awards and payouts during the year (net):

RSUs awarded	-	-	990,000	1.13

RSUs settled and common shares issued	(98,334)	2.79	(289,997)	5.35

RSUs forfeited	(103,333)	1.36	(4,000)	6.49

Balance at end of the year*	863,333	$1.13	1,065,000	$1.31
*As at December 31, 2020, 287,778 RSUs (2019, 16,667 RSUs) have vested and have not yet been settled.

Subsequent to the year ended December 31, 2020, 1,000,000 RSUs were granted with a fair value of $0.64 per unit.
No DSU awards have been granted to date, therefore as at December 31, 2020 there are no DSUs outstanding.
The share-based payments recognized as an expense for the year ended December 31, 2020 and 2019 are as follows:

	Year ended	Year ended

	December 31, 2020	December 31, 2019
Expense recognized in the year for share-based payments	$983	$789
The share-based payment expense for the year ended December 31, 2020 and 2019 is included in selling, general and administrative expenses.

iv.	Loss per share
The following table sets forth the computation of basic and diluted loss per share:

	Year ended December 31, 2020	Year ended December 31, 2019
Numerator

Net loss for the year	$(263,429)	$(128,758)

Denominator

For basic - weighted average number of shares outstanding	210,406,658	210,134,192

Effect of dilutive securities	-	-

For diluted - adjusted weighted average number of shares outstanding	210,406,658	210,134,192

Loss Per Share
Basic	$(1.25)	$(0.61)
Diluted	$(1.25)	$(0.61)
For the year ended December 31, 2020, 2,455,002 stock options and 863,333 RSUs were not included in the calculation of diluted loss per share since to include them would be anti-dilutive (2019—3,518,335 stock options and 1,065,000 RSUs).